Exhibit 99.1

Volkswagen Auto Lease Trust 2010-A MONTHLY SERVICER CERTIFICATE For the collection period ended 10-01-2011	PAGE 1

A.	DATES				Begin	End	# days
1	Determination Date					10/18/2011
2	Payment Date					10/20/2011
3	Collection Period				8/28/2011	10/1/2011	35
4	Monthly Interest Period – Actual				9/20/2011	10/19/2011	30
5	Monthly Interest – Scheduled						30

B.	SUMMARY
				Principal Payment
		Initial Balance	Beginning Balance	1st Priority	Regular	Ending Balance	Note Factor
6	Class A-1 Notes	210,000,000.00	—	—	—	—	—
7	Class A-2 Notes	344,000,000.00	237,282,349.91	—	33,796,849.45	203,485,500.46	0.5915276
8	Class A-3 Notes	347,000,000.00	347,000,000.00	—	—	347,000,000.00	1.0000000
9	Class A-4 Notes	99,000,000.00	99,000,000.00	—	—	99,000,000.00	1.0000000
10	Equals: Total Securities	$1,000,000,000.00	$683,282,349.91	$—	$33,796,849.45	$649,485,500.46
11	Overcollateralization	190,480,502.64	214,286,490.48			214,286,490.48
12	Total Securitization Value	$1,190,480,502.64	$897,568,840.39			$863,771,990.94
13	NPV Lease Payments Receivable	535,197,375.56	293,492,829.56			270,340,252.91
14	NPV Base Residual	655,283,127.08	604,076,010.83			593,431,738.03

			Coupon Rate	Interest Pmt Due	Per $1000 Face Amount	Principal & Interest Payment Due	Per $1000 Face Amount
15	Class A-1 Notes		0.2991%	—	—	—	—
16	Class A-2 Notes		0.7700%	152,256.17	0.4426052	33,949,105.62	98.6892605
17	Class A-3 Notes		0.9900%	286,275.00	0.8250000	286,275.00	0.8250000
18	Class A-4 Notes		1.1800%	97,350.00	0.9833333	97,350.00	0.9833333
	Equals: Total Securities			535,881.17		34,332,730.62

C.	COLLECTIONS AND AVAILABLE FUNDS
19	Lease Payments Received						20,978,438.68
20	Pull Ahead Waived Payments						—
21	Sales Proceeds – Early Terminations						15,079,371.25
22	Sales Proceeds – Scheduled Terminations						4,086,075.28
23	Security Deposits for Terminated Accounts						12,399.00
24	Excess Wear and Tear Received						30,643.72
25	Excess Mileage Charges Received						83,824.50
26	Other Recoveries Received						38,158.65
27	Subtotal: Total Collections						40,308,911.08
28	Repurchase Payments						—
29	Postmaturity Term Extension						—
30	Investment Earnings on Collection Account						568.38
31	Total Available Funds, prior to Servicer Advances						40,309,479.46
32	Servicer Advance						—
33	Total Available Funds						40,309,479.46
34	Reserve Account Draw						—
35	Available for Distribution						40,309,479.46

D.	DISTRIBUTIONS
36	Payment Date Advance Reimbursement (Item 80)						—
37	Servicing Fee (Servicing and Administrative Fees paid pro rata):
38	Servicing Fee Shortfall from Prior Periods						—
39	Servicing Fee Due in Current Period						747,974.03
40	Servicing Fee Shortfall						—
41	Administration Fee (Servicing and Administrative Fees paid pro rata):
42	Administration Fee Shortfall from Prior Periods						—
43	Administration Fee Due in Current Period						5,000.00
44	Administration Fee Shortfall						—
45	Interest Paid to Noteholders						535,881.17
46	First Priority Principal Distribution Amount						—
47	Amount Paid to Reserve Account to Reach Specified Balance						—
48	Subtotal: Remaining Available Funds					39,020,624.25
49	Regular Principal Distribution Amount					33,796,849.45
50	Regular Principal Paid to Noteholders (lesser of Item 48 and Item 49)						33,796,849.45
51	Other Amounts paid to Trustees						—
52	Remaining Available Funds						5,223,774.80

Volkswagen Auto Lease Trust 2010-A MONTHLY SERVICER CERTIFICATE For the collection period ended 10-01-2011	PAGE 2

E.	CALCULATIONS
53	Calculation of First Priority Principal Distribution Amount:
54	Outstanding Principal Amount of the Notes (Beg. Of Collection Period)		683,282,349.91
55	Less: Aggregate Securitization Value (End of Collection Period)		(863,771,990.94)
56	First Priority Principal Distribution Amount (not less than zero)		—

57	Calculation of Regular Principal Distribution Amount:
58	Outstanding Principal Amount of the Notes (Beg. Of Collection Period)		683,282,349.91
59	Less: First Priority Principal Distribution Amount		—
60	Less: Targeted Note Balance		(649,485,500.46)
61	Regular Principal Distribution Amount		33,796,849.45

62	Calculation of Targeted Note Balance:
63	Aggregate Securitization Value (End of Collection Period)		863,771,990.94
64	Less: Targeted Overcollateralization Amount (18% of Initial Securitization Value)		(214,286,490.48)
65	Targeted Note Balance		649,485,500.46

66	Calculation of Servicer Advance:
67	Available Funds, prior to Servicer Advances (Item 31)		40,309,479.46
68	Less: Payment Date Advance Reimbursement (Item 80)		—
69	Less: Servicing Fees Paid (Items 38, 39 and 40)		747,974.03
70	Less: Administration Fees Paid (Items 42, 43 and 44)		5,000.00
71	Less: Interest Paid to Noteholders (Item 45)		535,881.17
72	Less: 1st Priority Principal Distribution (Item 56)		—
73	Equals: Remaining Available Funds before Servicer Advance (If < 0, Available Funds Shortfall)		39,020,624.25
74	Monthly Lease Payments Due on Included Units but not received (N/A if Item 73 > 0)		N/A
75	Servicer Advance (If Item 73 < 0, lesser of Item 74 and absolute value of Item 73, else 0)		—

76	Total Available Funds after Servicer Advance (Item 73 plus Item 74)		39,020,624.25
77	Reserve Account Draw Amount (If Item 76 is < 0, Lesser of the Reserve Account Balance and Item 76)		—

78	Reconciliation of Servicer Advance:
79	Beginning Balance of Servicer Advance		—
80	Payment Date Advance Reimbursement		—
81	Additional Payment Advances for current period		—
82	Ending Balance of Payment Advance		—

F.	RESERVE ACCOUNT
83	Reserve Account Balances:
84	Targeted Reserve Account Balance		5,952,402.51
85	Initial Reserve Account Balance		5,952,402.51

86	Beginning Reserve Account Balance		5,952,402.51
87	Plus: Net Investment Income for the Collection Period		84.02
88	Subtotal: Reserve Fund Available for Distribution		5,952,486.53
89	Plus: Deposit of Excess Available Funds to reach Specified Balance (Item 47)		—
90	Less: Reserve Account Draw Amount (Item 77)		—
91	Subtotal Reserve Account Balance		5,952,486.53
92	Less: Excess Reserve Account Funds to Transferor (If Item 91 > Item 84)		84.02
93	Equals: Ending Reserve Account Balance		5,952,402.51

94	Change in Reserve Account Balance from Immediately Preceding Payment Date		—

95	Current Period Net Residual Losses:	Units	Amounts
96	Aggregate Securitization Value for Scheduled Terminated Units	194	3,853,531.52
97	Less: Aggregate Sales Proceeds for Current Month Scheduled Terminated Units		(4,089,850.28)
98	Less: Aggregate Sales Proceeds & Recoveries for Prior Month Scheduled Terminated Units		—
99	Less: Excess Wear and Tear Received		(30,643.72)
100	Less: Excess Mileage Received		(83,824.50)
101	Current Period Net Residual Losses/(Gains)	194	(350,786.98)
102	Cumulative Net Residual Losses:
103	Beginning Cumulative Net Residual Losses	1,927	(5,508,834.31)
104	Current Period Net Residual Losses (Item 101)	194	(350,786.98)
105	Ending Cumulative Net Residual Losses	2,121	(5,859,621.29)
106	Cumulative Net Residual Losses/(Gains) as a % of Aggregate Initial Securitization Value		-0.49%

Volkswagen Auto Lease Trust 2010-A MONTHLY SERVICER CERTIFICATE For the collection period ended 10-01-2011	PAGE 3

G.	POOL STATISTICS
107	Collateral Pool Balance Data			Initial	Current
108	Aggregate Securitization Value			1,190,480,503	863,771,991
109	Aggregate Base Residual Value			769,817,973	652,817,051
110	Number of Current Contracts			48,182	41,356
111	Weighted Average Lease Rate			2.69%	2.69%
112	Average Remaining Term			27.4	15.7
113	Average Original Term			38.2	38.4
114	Proportion of Base Prepayment Assumption Realized				101.86%
115	Actual Monthly Prepayment Speed				1.16%
116	Turn-in Ratio on Scheduled Terminations				84.02%

		Sales Proceeds	Units	Book Amount	Securitization Value
117	Pool Balance – Beginning of Period		42,242	961,323,269	897,568,840
118	Depreciation/Payments			(15,878,812)	(15,479,066)
119	Gross Credit Losses		(21)	(488,525)	(505,162)
120	Early Terminations – Regular		(671)	(14,772,769)	(13,959,090)
121	Early Terminations – Lease Pull Aheads		—	—	—
122	Scheduled Terminations – Returned to VCI	3,468,965	(163)	(3,492,571)	(3,267,937)
123	Scheduled Terminations – Purchased	620,886	(31)	(621,192)	(585,595)
124	Pool Balance – End of Period		41,356	926,069,399	863,771,991

125	Delinquencies Aging Profile – End of Period		Units	Securitization Value	Percentage
126	Current		41,117	858,460,891	99.39%
127	31 – 90 Days Delinquent		198	4,371,697	0.51%
128	91 + Days Delinquent		41	939,404	0.11%
129	Total		41,356	863,771,991	100.00%

130	Credit Losses:			Units	Amounts
131	Aggregate Securitization Value on charged-off units			21	505,162
132	Aggregate Liquidation Proceeds on charged-off units				(264,104)
133	Aggregate Securitization Value on charged-off units previously categorized as Early Terminations			—	—
134	Aggregate Liquidation Proceeds on charged-off units previously categorized as Early Terminations				—
135	Recoveries on charged-off units				(13,451)
136	Current Period Aggregate Net Credit Losses/(Gains)			21	227,607

137	Cumulative Net Credit Losses:
138	Beginning Cumulative Net Credit Losses			106	492,023
139	Current Period Net Credit Losses (Item 136)			21	227,607
140	Ending Cumulative Net Credit Losses			127	719,631
141	Cumulative Net Credit Losses/(Gains) as a % of Aggregate Initial Securitization Value				0.06%

142	Aging of Scheduled Maturities Not Sold				Units
143	0 – 60 Days since Contract Maturity				85
144	61 – 120 Days since Contract Maturity				12
145	121 + Days since Contract Maturity				2

Volkswagen Auto Lease Trust 2010-A MONTHLY SERVICER CERTIFICATE For the collection period ended 10-01-2011	PAGE 4

SCHEDULED REDUCTION IN AGGREGATE SECURITIZATION VALUE

Payment Date	Scheduled Reduction (1)
11/20/2011	14,621,706
12/20/2011	16,401,348
1/20/2012	15,427,731
2/20/2012	16,188,687
3/20/2012	17,371,936
4/20/2012	26,047,733
5/20/2012	46,427,904
6/20/2012	39,053,360
7/20/2012	40,095,812
8/20/2012	44,708,362
9/20/2012	38,612,157
10/20/2012	33,112,766
11/20/2012	20,859,343
12/20/2012	15,255,296
1/20/2013	25,599,057
2/20/2013	27,466,491
3/20/2013	34,083,368
4/20/2013	40,996,228
5/20/2013	42,259,302
6/20/2013	37,324,347
7/20/2013	39,878,681
8/20/2013	36,612,353
9/20/2013	37,973,349
10/20/2013	31,501,980
11/20/2013	24,698,867
12/20/2013	23,265,906
1/20/2014	21,147,458
2/20/2014	17,786,364
3/20/2014	11,244,239
4/20/2014	4,842,600
5/20/2014	4,156,856
6/20/2014	3,986,290
7/20/2014	3,463,847
8/20/2014	3,357,225
9/20/2014	3,772,967
10/20/2014	3,927,303
11/20/2014	226,990
12/20/2014	14,766
1/20/2015	691
2/20/2015	324
3/20/2015	—
4/20/2015	—
5/20/2015	—
6/20/2015	—
7/20/2015	—
8/20/2015	—
9/20/2015	—
10/20/2015	—
11/20/2015	—
12/20/2015	—
1/20/2016	—
2/20/2016	—
3/20/2016	—
4/20/2016	—
5/20/2016	—
6/20/2016	—
7/20/2016	—
8/20/2016	—
9/20/2016	—
10/20/2016	—

Total:	863,771,991

(1)	This column represents the monthly reduction in the Aggregate Securitization Value, assuming
(a)	each collection period is a calendar month rather than a fiscal month,
(b)	timely receipt of all monthly rental payments and sales proceeds,
(c)	no credit or residual losses and
(d)	no prepayments (including defaults, purchase option exercises or other early lease terminations).

Actual cash flows are likely to vary from these amounts.

Summary of Material Modifications, Extensions or Waivers

None in the current month

Summary of Material Breaches of Representations or Warranties Related to Eligibility Criteria

None in the current month

Summary of Material Breaches by the Issuer of Transaction Covenants

None in the current month

Summary of Material Changes in Practices With respect to Charge-Offs, Collections and Management of Delinquent Receivables and the Effect of any Grace Period, Re-Aging, Re-Structuring, Partial Payments or Other Practices on Delinquency and Loss Experience

None in the current month